Lease liabilities (Details Narrative)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Incremental borrowing rate	6.65%	6.65%	6.65%	7.04%